Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income:
Interest and fees on loans	$ 148,133	$ 143,679	$ 141,887
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	2,281	1,489	1,418
State and political subdivisions	39	52	87
Mortgage-backed securities and collateralized mortgage obligations-residential	7,447	7,963	9,132
Corporate bonds	606	246	1
Small Business Administration-guaranteed participation securities	1,547	1,801	2,004
Mortgage-backed securities and collateralized mortgage obligations-commercial	109	133	149
Other	16	16	16
Total interest and dividends on securities available for sale	12,045	11,700	12,807
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential	1,149	1,454	1,844
Corporate bonds	410	617	615
Total interest on held to maturity securities	1,559	2,071	2,459
Federal Reserve Bank and Federal Home Loan Bank stock	544	502	467
Interest on federal funds sold and other short-term investments	6,679	3,407	1,725
Total interest and dividend income	168,960	161,359	159,345
Interest expense:
Interest on deposits	13,190	14,213	14,983
Interest on short-term borrowings	1,402	1,091	1,214
Total interest expense	14,592	15,304	16,197
Net interest income	154,368	146,055	143,148
Provision for loan losses	2,000	2,950	3,700
Net interest income after provision for loan losses	152,368	143,105	139,448
Noninterest income:
Trustco Financial Services income	6,584	5,886	5,971
Fees for services to customers	10,798	10,857	10,689
Net gain on securities transactions	0	668	251
Other	991	1,601	961
Total noninterest income	18,373	19,012	17,872
Noninterest expense:
Salaries and employee benefits	40,665	36,508	32,521
Net occupancy expense	16,543	16,078	15,799
Equipment expense	6,118	6,320	6,871
Professional services	6,895	8,200	7,878
Outsourced services	6,410	6,216	5,860
Advertising expense	2,578	2,515	2,593
FDIC and other insurance expense	4,179	5,967	6,339
Other real estate expense, net	1,171	2,558	2,001
Other	9,435	9,465	10,698
Total noninterest expense	93,994	93,827	90,560
Income before income taxes	76,747	68,290	66,760
Income taxes	33,602	25,689	24,522
Net income	$ 43,145	$ 42,601	$ 42,238
Earnings per share:
Basic (in dollars per share)	$ 0.449	$ 0.446	$ 0.444
Diluted (in dollars per share)	$ 0.448	$ 0.445	$ 0.444